Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cost:
Property and equipment, gross	$ 281	$ 270
Accumulated depreciation:
Accumulated depreciation	234	220
Property and equipment, net	47	50
Laboratory equipment [Member]
Cost:
Property and equipment, gross	62	57
Accumulated depreciation:
Accumulated depreciation	35	28
Computers, office furniture and equipment [Member]
Cost:
Property and equipment, gross	206	200
Accumulated depreciation:
Accumulated depreciation	190	184
Leasehold Improvements [Member]
Cost:
Property and equipment, gross	13	13
Accumulated depreciation:
Accumulated depreciation	$ 9	$ 8